Commitments and Contingent Liabilities (Details) ₪ in Thousands, $ in Thousands	Apr. 30, 2021 USD ($)	Apr. 30, 2021 ILS (₪)	Feb. 28, 2021 ILS (₪)	Nov. 30, 2020 ILS (₪)
Commitments and Contingent Liabilities [Abstract]
Potential penalty amount			₪ 700	₪ 5,000
Loss contingency	$ 200	₪ 700